Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]]
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

The ultimate controlling party of the Group is Planwise Group Ltd.

Rasna Therapeutics Inc is a related party as the entity is controlled by a person that has significant influence over the Group. Rasna is also party to a Shared Services agreement with Tiziana whereby Rasna is charged for shared services such as the payroll and rent. During 2022, Tiziana extended a loan to Rasna for $75,000 at an interest rate of 16% per annum. There were no additional loans to Rasna in 2023. As of December 31, 2023, $416k (2022: $206k, 2021: $106k) was owed to Tiziana Life Sciences Ltd in respect of the loan and shared services agreement. The total charged under the shared services agreement in the year ending 31 December 2023 was $6k (2022: $7k, 2021: $11k).

In addition to the above, on April 16, 2020, Tiziana also acquired all of the intellectual property relating to a nanoparticle-based formulation of Actinomycin D (Act D; a.k.a. Dactinomycin), from Rasna to expand its pipeline for a consideration of an initial $120k upfront payment and milestone payments of up to an additional aggregate $630k. There were no milestone payments due in the year ending 31 December 2023 (2022: $0k, 2021:$0k).

OKYO Pharma Ltd is a related party as the entity is controlled by a person that has significant influence over the Group. OKYO is also party to a Shared Services agreement with Tiziana whereby OKYO is charged for shared services such as the payroll and rent. As of December 31, 2023 $398k (2022: $274k, 2021: $42k) was owed to Tiziana Life Sciences Ltd in respect of this agreement. The total charged under the shared services agreement in the year ending 31 December 2023 was $199k (2022: $125k, 2021: $98k).

In August 2022, the Group issued a short-term credit facility to OKYO Pharma, a related party, for $2,000k to support short term liquidity. The loan was available for a period of 6 months upon first draw-down and carries an interest rate of 16% per annum, with additional default interest of 4% if the loan is not repaid after the 6-month period. In October 23 the loan was converted to an investment in OKYO with 20% interest. The principal of $2,000k plus accrued interest of $1,150k were converted into 2,100,000 Ordinary Shares, with no par value, of OKYO Pharma Ltd. As at December 31, 2022 $1,056k had been drawn down against the loan and $19k of interest had been accrued.

Gensignia Lifesciences Inc is a related party as the entity is controlled by a person that has significant influence over the Group. As of December 31, 2023 the related party balance is $0 (2022, $0k, 2021: $295k). On December 31, 2022 $295k was written off to bad debt after management assessment and deemed the balance to be irrecoverable.

Accustem Sciences Inc is a related party as the entity is controlled by a person that has significant influence over the Group. Accustem is also party to a Shared Services agreement with Tiziana whereby the Company is charged for shared services such as payroll and rent as of December 31 2023, $1,324k (2022:$72K, 2021:$1,341k). The net amount owed from Accustem, including shared service total costs of $1,324k.